Other assets - Schedule of Investment Property (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Change in fair value (note 7)	£ 67	£ (87)	£ (511)
Gross carrying amount | Investment property
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	2,862	2,532
Acquisition of new properties	640	450
Additional expenditure on existing properties	26	19
Change in fair value (note 7)	67	(87)
Disposals	(314)	(52)
At 31 December	£ 3,281	£ 2,862	£ 2,532